Capital Commitments	12 Months Ended
Dec. 31, 2021
Commitments [Abstract]
Capital Commitments
NOTE 22.
CAPITAL COMMITMENTS
At December 31, 2021, the Corporation had commitments to purchase property, plant and equipment totaling $137 million (2020 – $113 million). Payments of $42 million for these commitments are expected to be made in 2022, $60 million in 2023 and $35 million in 2024.